Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details)	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	$ 589,324,401	$ 414,644,840
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	572,137,595	408,695,280
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	106,073,904	113,060,506
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	82,910,611	65,523,232
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	188,984,515	178,583,738
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	1,430,106	1,485,802
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	839,780	975,131
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 2,269,886	$ 2,460,933
Number of individual securities available for sale that are in unrealized continuous loss positions for twelve months or more | security	88	69
Percent of unrealized losses for securities in a continuous loss position for 12 months or more	37.00%	39.60%
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 37,000,000.0	$ 15,800,000
GNMA Mortgage-Backed Securities
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	93,400,000	63,900,000
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	91,700,000	63,200,000
SBA Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	153,565,023	111,927,938
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	39,843,800	13,844,666
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	43,907,816	47,395,036
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	83,751,616	61,239,702
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	653,518	106,110
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	403,936	550,834
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	1,057,454	656,944
MBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	267,854,880	197,356,288
Debt Securities, Available-for-sale, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	51,941,025	55,326,064
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	9,542,092	7,975,863
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	61,483,117	63,301,927
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	655,213	480,958
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	99,065	101,944
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	754,278	582,902
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Securities, Available-for-sale [Line Items]
Investment Securities, Available For Sale	$ 589,324,401	$ 414,644,840